Financial assets at fair value through profit or loss - Disclosure Of Financial Assets At Fair Value Through Profit Or Loss Explanatory (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Nov. 30, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Disclosure Of Financial Assets At Fair Value Through Profit Or Loss [Line Items]
Investment	¥ 104,952		¥ 14,300	¥ 11,753
Current assets total	70,164	$ 9,882		0
Non-current assets total	34,788	$ 4,900		11,753
Investment
Disclosure Of Financial Assets At Fair Value Through Profit Or Loss [Line Items]
Investment	45			0
Prepaid shares repurchase instrument (note ii)
Disclosure Of Financial Assets At Fair Value Through Profit Or Loss [Line Items]
Investment	70,119			0
Insurance and Financial management
Disclosure Of Financial Assets At Fair Value Through Profit Or Loss [Line Items]
Investment	2,862			0
Investment (note i)
Disclosure Of Financial Assets At Fair Value Through Profit Or Loss [Line Items]
Investment	¥ 31,926			¥ 11,753